Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Held-to-maturity debt securities included in short-term investments
Held-to-maturity debt securities included in short-term investments at December 31, 2021 are as follows:

	Carrying amount	Estimated fair value	Difference

	(Millions of yen)
Due within one year	2,164	2,167	3

Schedule of unrealized and Realized Gains and Losses Equity Securities
The unrealized and realized gains and losses related to equity securities for the years ended December 31, 2021, 2020 and 2019 are as follows:

	Years ended December 31
	2021	2020	2019

	(Millions of yen)
Net gains and (losses) recognized during the period on equity securities	8,958	1,959	2,148
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	467	477	(76)

Unrealized gains and (losses) recognized during the period on equity securities still held at December 31	8,491	1,482	2,224

Schedule of Investments in Affiliated Companies
Investments in affiliated companies accounted for by the equity method are as follows:

	Years ended December 31
	2021 Ownership percentage	2021	2020

	(Millions of yen, except percentage data)
Canon Korea Inc.	50%	11,627	10,719
Others	—	10,398	8,915

	—	22,025	19,634